Goodwill and Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Intangible Assets, Excluding Goodwill [Line Items]
Gross Carrying Amount, Amortizable	$ 2,083	$ 2,087
Accumulated Amortization	1,591	1,630
Gross Carrying Amount, Non-Amortizable	299	301
Intangible asset amortization expense and estimated aggregate amortization expense ($ in millions):
Intangible asset amortization expense	95	99	93
Estimated aggregate amortization expense, 2014	89
Estimated aggregate amortization expense, 2015	71
Estimated aggregate amortization expense, 2016	65
Estimated aggregate amortization expense, 2017	57
Estimated aggregate amortization expense, 2018 and thereafter	210
Contracts and related customer relationships
Intangible Assets, Excluding Goodwill [Line Items]
Gross Carrying Amount, Amortizable	1,420	1,499
Accumulated Amortization	1,101	1,153
Intellectual property
Intangible Assets, Excluding Goodwill [Line Items]
Gross Carrying Amount, Amortizable	623	552
Accumulated Amortization	477	468
Gross Carrying Amount, Non-Amortizable	223	224
Other
Intangible Assets, Excluding Goodwill [Line Items]
Gross Carrying Amount, Amortizable	40	36
Accumulated Amortization	13	9
Franchise rights
Intangible Assets, Excluding Goodwill [Line Items]
Gross Carrying Amount, Non-Amortizable	$ 76	$ 77